CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares
Convertible Debt, Current	¥ 6,863	$ 998	¥ 0
Accounts payable	114,589	16,666	76,351
Deferred revenue	951,616	138,407	758,044
Advances from customers	101,690	14,790	80,406
Income taxes payable	235,561	34,261	146,298
Accrued liabilities and other current liabilities	2,414,371	351,156	1,465,963
Amounts due to related parties	28,336	4,121	30,502
Short-term Debt	0	0	588,235
Convertible Debt, Noncurrent	0	0	6,536
Deferred revenue	91,710	13,339	57,718
Deferred tax liabilities	¥ 27,505	$ 4,000	¥ 10,810
Class A common shares [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Common shares, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued | shares	981,740,848	981,740,848	945,245,908	945,245,908
Common shares, shares outstanding | shares	981,740,848	981,740,848	945,245,908	945,245,908
Class B common shares [Member]
Common stock, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Common shares, shares authorized | shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued | shares	288,182,976	288,182,976	317,982,976	317,982,976
Common shares, shares outstanding | shares	288,182,976	288,182,976	317,982,976	317,982,976
Variable interest entity [Member]
Convertible Debt, Current	¥ 0		¥ 0
Accounts payable	112,167		67,817
Deferred revenue	950,816		757,244
Advances from customers	101,690		80,406
Income taxes payable	162,118		142,204
Accrued liabilities and other current liabilities	2,207,138		1,404,877
Amounts due to related parties	28,336		30,502
Short-term Debt	0		0
Convertible Debt, Noncurrent	0		0
Deferred revenue	86,977		52,185
Deferred tax liabilities	¥ 0		¥ 8,404